Related party transactions (Tables)	12 Months Ended
Jun. 30, 2018
Related party transactions
Schedule of material related party transactions

	2018	2017	2016
for the year ended 30 June	Rm	Rm	Rm
Sales and services rendered from subsidiaries to related parties
Joint ventures	965	1 088	1 079

Purchases by subsidiaries from related parties
Joint ventures	671	617	592
Associates	88	120	88

	759	737	680

Schedule of key management remuneration

		Retirement	Other	Annual	Total	Total	Total
	Salary	funding	benefits	incentives (1)	2018	2017 (2)	2016 (2)
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Executive Directors	25 508	3 892	14 320	23 088	66 808	77 333	69 041

(1)

Incentives approved on the group results for the 2018 financial year and payable in the following year. Incentives are calculated as a percentage of total guaranteed package/ net base salary as at 30 June 2018.

(2)	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.

Share
	Long-term	appreciation
	incentive	rights, with
	rights	and without	Total	Total	Total
	vested(1)	CPTs exercised	2018	2017	2016
	R’000	R’000	R’000	R’000	R’000
Executive Directors	19 454	1 061	20 515	24 970	30 705

(1)	Long-term incentives for the 2018 financial year represent incentives approved on the group results for the 2018 financial year, payable in the 2019 financial year.

Remuneration and benefits paid and short-term incentives approved for the Prescribed Officers were as follows:

		Retirement	Other	Annual	Total	Total	Total
	Salary	funding	benefits	incentives (1)	2018	2017 (2)	2016 (2)
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Prescribed Officers	37 569	5 995	21 684	23 759	89 007	70 949	70 363
Number of GEC members					10	10	10

(1)

Incentives approved on the group results for the 2018 financial year and payable in the following year. Incentives are calculated as a percentage of total guaranteed package/net base salary as at 30 June 2018.

(2)	Total remuneration for the financial year excludes gains derived from the long-term incentive schemes which are separately disclosed.

Gains on Long-term incentives and Share Appreciation Rights for the Prescribed Officers were as follows:

Share
	Long-term	appreciation
	incentive	rights, with
	rights	and without	Total	Total	Total
	vested(1)	CPTs exercised	2018	2017	2016
	R’000	R’000	R’000	R’000	R’000
Prescribed Officers	39 701	5 261	44 962	23 807	49 793

(1)	Long-term incentives for the 2018 financial year represent incentives approved on the group results for the 2018 financial year, payable in the 2019 financial year.

				Ad Hoc
				Special
	Board	Lead		Board -
	meeting	Director	Committee	Committee	Total	Total	Total
	fees	fees	fees	Meeting	2018	2017	2016
	R’000	R’000	R’000	R’000	R’000	R’000	R’000
Non-executive Directors	19 914	607	6 462	840	27 823	23 079	22 645